MRBs (Reconciles of MRBs Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Market risk benefit assets	$ 2,807	$ 1,888
Market risk benefit liabilities	2,078	4,399
Net (Asset) Liability	(729)	2,511
Fixed Annuities [Member]
Market Risk Benefit [Line Items]
Market risk benefit assets	117	91
Market risk benefit liabilities	72	205
Net (Asset) Liability	(45)	114	$ 118
Retirement Plan Services Segment [Member]
Market Risk Benefit [Line Items]
Market risk benefit assets	24	13
Market risk benefit liabilities	2	12
Net (Asset) Liability	(22)	(1)	9
Variable Annuities [Member]
Market Risk Benefit [Line Items]
Market risk benefit assets	2,666	1,784
Market risk benefit liabilities	2,004	4,182
Net (Asset) Liability	$ (662)	$ 2,398	$ 5,207